Note 11 - Deposits - Summary of Deposits (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Noninterest-Bearing Domestic Deposit, Checking		$ 65,665	$ 59,783
Interest bearing checking accounts(1)	[1]	105,713	47,802
Interest-Bearing Domestic Deposit, Money Market	[2]	70,483	162,285
Certificate of deposit accounts		354,718	282,890
Total deposits		597,278	553,252
Savings Accounts [Member]
Interest-bearing deposits, amount		$ 699	$ 492

[1]	The Company has identified one major interest bearing checking account deposit customer that accounted for approximately $35.0 million, or 5.9% of total deposits at December 31, 2025, and had a separate major interest bearing checking account deposit customer that accounted for approximately $47.8 million, or 8.6% of total deposits at December 31, 2024.
[2]	The Company has identified one major money market deposit customer, a separate customer than the interest bearing checking account deposit customer referred to above in footnote (1), that accounted for approximately 18.1% of total deposits at December 31, 2024. At December 31, 2024, the combined outstanding balances of the major deposit customer’s money market accounts totaled approximately $100.0 million.